Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 593,101	$ 772,502	$ 463,074	$ 431,159	$ 431,159
Accounts receivable, trade, net of a reserve for doubtful accounts	337,077	359,237
Accounts receivable, affiliate	0	0
Inventories	683,593	547,538
Prepaid expenses	79,971	73,213
Other current assets	159,591	169,728
Total current assets	1,853,333	1,922,218
Assets, Noncurrent [Abstract]
Restricted cash	36,783	69,106
Equity method investment	102,971	97,513
Property, plant and equipment, net	2,324,591	2,305,171
Goodwill	1,289,443	1,289,443
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	85,275	84,945
Investment in subsidiaries	0	0
Due from affiliate	0	0
Other assets, net	61,366	64,997
Total assets	5,753,762	5,833,393	5,684,522
Current liabilities:
Accounts payable, trade	562,430	553,957
Accounts payable, affiliate	0	0
Accrued liabilities	218,752	248,395
Current portion of long-term debt	5,500	5,500
Total current liabilities	786,682	807,852
Long-term liabilities:
Long-term debt, less current portion	1,652,592	1,644,894
Due to affiliate	0	0
Lease financing obligations	53,190	53,232
Deferred income tax liability, net	341,475	312,914
Deficit in subsidiaries	0	0
Other long-term liabilities	69,023	68,595
Total long-term liabilities	2,116,280	2,079,635
Equity [Abstract]
Equity - Western	1,219,234	1,299,297
Non-controlling interests	1,631,566	1,646,609
Total equity	2,850,800	2,945,906	2,879,158	$ 2,787,644
Total liabilities and equity	5,753,762	5,833,393
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0		0
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	(71,563)	(59,055)
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	(71,563)	(59,055)
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	0	0
Investment in subsidiaries	(3,994,766)	(3,964,578)
Due from affiliate	(1,894,627)	(1,797,047)
Other assets, net	0	0
Total assets	(5,960,956)	(5,820,680)
Current liabilities:
Accounts payable, trade	0	0
Accounts payable, affiliate	(71,563)	(59,055)
Accrued liabilities	0	0
Current portion of long-term debt	0	0
Total current liabilities	(71,563)	(59,055)
Long-term liabilities:
Long-term debt, less current portion	0	0
Due to affiliate	(1,894,627)	(1,797,047)
Lease financing obligations	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	(399,553)	(395,774)
Other long-term liabilities	0	0
Total long-term liabilities	(2,294,180)	(2,192,821)
Equity [Abstract]
Equity - Western	(3,595,213)	(3,568,804)
Non-controlling interests	0	0
Total equity	(3,595,213)	(3,568,804)
Total liabilities and equity	(5,960,956)	(5,820,680)
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	21	21	21		21
Accounts receivable, trade, net of a reserve for doubtful accounts	0	0
Accounts receivable, affiliate	3,007	0
Inventories	0	0
Prepaid expenses	0	0
Other current assets	0	0
Total current assets	3,028	21
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	0	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	0	0
Investment in subsidiaries	3,994,766	3,964,578
Due from affiliate	0	0
Other assets, net	0	0
Total assets	3,997,794	3,964,599
Current liabilities:
Accounts payable, trade	10,938	0
Accounts payable, affiliate	0	920
Accrued liabilities	10,975	5,508
Current portion of long-term debt	5,500	5,500
Total current liabilities	27,413	11,928
Long-term liabilities:
Long-term debt, less current portion	856,520	856,327
Due to affiliate	1,894,627	1,797,047
Lease financing obligations	0	0
Deferred income tax liability, net	0	0
Deficit in subsidiaries	0	0
Other long-term liabilities	0	0
Total long-term liabilities	2,751,147	2,653,374
Equity [Abstract]
Equity - Western	1,219,234	1,299,297
Non-controlling interests	0	0
Total equity	1,219,234	1,299,297
Total liabilities and equity	3,997,794	3,964,599
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	529,460	656,966	256,561		288,986
Accounts receivable, trade, net of a reserve for doubtful accounts	104,551	122,593
Accounts receivable, affiliate	66,012	55,550
Inventories	419,692	311,589
Prepaid expenses	61,472	55,699
Other current assets	118,778	135,139
Total current assets	1,299,965	1,337,536
Assets, Noncurrent [Abstract]
Restricted cash	36,783	69,106
Equity method investment	0	0
Property, plant and equipment, net	1,106,879	1,099,787
Goodwill	0	0
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	31,923	31,401
Investment in subsidiaries	0	0
Due from affiliate	1,894,627	1,797,047
Other assets, net	37,975	42,166
Total assets	4,408,152	4,377,043
Current liabilities:
Accounts payable, trade	251,898	262,550
Accounts payable, affiliate	0	0
Accrued liabilities	110,587	142,257
Current portion of long-term debt	0	0
Total current liabilities	362,485	404,807
Long-term liabilities:
Long-term debt, less current portion	0	0
Due to affiliate	0	0
Lease financing obligations	41,943	42,168
Deferred income tax liability, net	304,195	275,634
Deficit in subsidiaries	399,553	395,774
Other long-term liabilities	64,489	63,674
Total long-term liabilities	810,180	777,250
Equity [Abstract]
Equity - Western	3,235,487	3,194,986
Non-controlling interests	0	0
Total equity	3,235,487	3,194,986
Total liabilities and equity	4,408,152	4,377,043
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	63,620	115,515	$ 206,492		$ 142,152
Accounts receivable, trade, net of a reserve for doubtful accounts	232,526	236,644
Accounts receivable, affiliate	2,544	3,505
Inventories	263,901	235,949
Prepaid expenses	18,499	17,514
Other current assets	40,813	34,589
Total current assets	621,903	643,716
Assets, Noncurrent [Abstract]
Restricted cash	0	0
Equity method investment	102,971	97,513
Property, plant and equipment, net	1,217,712	1,205,384
Goodwill	1,289,443	1,289,443
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	53,352	53,544
Investment in subsidiaries	0	0
Due from affiliate	0	0
Other assets, net	23,391	22,831
Total assets	3,308,772	3,312,431
Current liabilities:
Accounts payable, trade	299,594	291,407
Accounts payable, affiliate	71,563	58,135
Accrued liabilities	97,190	100,630
Current portion of long-term debt	0	0
Total current liabilities	468,347	450,172
Long-term liabilities:
Long-term debt, less current portion	796,072	788,567
Due to affiliate	0	0
Lease financing obligations	11,247	11,064
Deferred income tax liability, net	37,280	37,280
Deficit in subsidiaries	0	0
Other long-term liabilities	4,534	4,921
Total long-term liabilities	849,133	841,832
Equity [Abstract]
Equity - Western	359,726	373,818
Non-controlling interests	1,631,566	1,646,609
Total equity	1,991,292	2,020,427
Total liabilities and equity	$ 3,308,772	$ 3,312,431